Long Term Debt (Schedule of Long Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt, gross	$ 1,038,796		$ 1,050,425
Less unamortized discount paid on the 2019 Notes	2,118
Less current portion of long-term debt	622		2,836
Long-term debt, net	1,036,056		1,045,144
2021 Notes [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Long-term debt, gross	325,000	[1]	325,000	[1]
2019 Notes [Member]
Debt Instrument [Line Items]
Less unamortized discount paid on the 2019 Notes	2,118		2,445
2019 Notes [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Long-term debt, gross	425,000	[2]	425,000	[2]
Senior Credit Facility [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Long-term debt, gross	279,000	[3]	261,000	[3]
Wells Fargo Note [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Long-term debt, gross	9,767	[4]	0	[4]
Rural Utilities Service (RUS) debt [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Long-term debt, gross	$ 29	[5]	$ 39,425	[5]

[1]	We pay interest of 6.75% on notes that are due in 2021 ("2021 Notes"). The 2021 Notes are senior unsecured obligations which rank equally in right of payment with our existing and future senior unsecured debt, including our 2019 Notes, and senior in right of payment to all future subordinated indebtedness.
[2]	We pay interest of 8.63% on notes that are due in 2019 (?2019 Notes?). The 2019 Notes are senior unsecured obligations which rank equally in right of payment with the existing and future senior unsecured debt, including our 2021 Notes described previously, and senior in right of payment to all future subordinated indebtedness. The 2019 Notes are carried on our Consolidated Balance Sheets net of the unamortized portion of the discount, which is being amortized to Interest Expense over the term of the 2019 Notes using the effective interest method and an effective interest rate of 9.09%.
[3]	GCI Holdings, Inc. ("GCI Holdings"), our wholly owned subsidiary, has a credit facility with Credit Agricole Corporate and Investment Bank, as administrative agent ("Senior Credit Facility"). The Senior Credit Facility provides up to $240.0 million in delayed draw term loans and a $150.0 million revolving credit facility.
[4]	GCI Holdings, entered into a $10.0 million loan agreement with Wells Fargo Bank on June 30, 2014 to finance the purchase of a building. The note matures on July 15, 2029 and is due in monthly installments of principal and interest. The interest rate is variable at one month LIBOR plus 2.25%. The note is subject to similar affirmative and negative covenants as our Senior Credit Facility. The obligations under the note are secured by a security interest and lien on the purchased building. In connection with the note issuance, we paid loan fees of $0.1 million that were deferred and are being amortized over the life of the note.
[5]	UUI, our wholly owned subsidiary, has entered into various loans with the RUS. The long-term debt was due in monthly installments of principal based on a fixed rate amortization schedule. The interest rates on the various loans to which this debt relates ranged from 2.4% to 4.5%. Substantially all of the assets of UUI were pledged as collateral for the amounts due to RUS. We repaid substantially all amounts owed to the RUS in 2014.